Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Entity Central Index Key	0001365767
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	001-33129
Entity Registrant Name	Allot Ltd.
Entity Incorporation State Country Code	IL
Entity Address, Address Line One	22 Hanagar Street
Entity Address, Address Line Two	Neve Ne’eman Industrial Zone B
Entity Address, City or Town	Hod-Hasharon
Entity Address, Country	IL
Entity Address, Postal Zip Code	4501317
Title of 12(b) Security	Ordinary Shares, par value ILS 0.10 per share
Trading Symbol	ALLT
Name of Exchange on which Security is Registered	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Auditor Attestation Flag	true
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	35,382,638
Business Contact [Member]
Contact Personnel Name	Rael Kolevsohn
Entity Address, Address Line One	22 Hanagar Street
Entity Address, Address Line Two	Neve Ne’eman Industrial Zone B
Entity Address, City or Town	Hod-Hasharon
Entity Address, Country	IL
Entity Address, Postal Zip Code	4501317
City Area Code	972
Local Phone Number	(9) 762-8419